Note 17	6 Months Ended
Jun. 30, 2025
Intangible assets and goodwill [abstract]
Disclosure of intangible assets [text block]	Intangible assetsGoodwill
The breakdown of the balance under this heading in the condensed consolidated balance sheets, according to the cash-generating unit (hereinafter “CGU”) to which goodwill has been allocated, is as follows:

GOODWILL. BREAKDOWN BY CGU AND CHANGES OF THE YEAR / PERIOD (MILLIONS OF EUROS)

	Mexico	Colombia	Chile	Other	Total
Balance as of December 31, 2023	623	143	24	5	795
Additions	—	—	—	—	—
Exchange difference	(82)	(11)	(1)	(1)	(95)
Impairment	—	—	—	—	—
Companies held for sale	—	—	—	—	—
Other	—	—	—	—	—
Balance as of December 31, 2024	541	132	23	4	700
Additions	—	—	—	—	—
Exchange difference	(13)	(5)	(1)	—	(20)
Impairment	—	—	—	—	—
Companies held for sale	—	—	—	—	—
Other	—	—	—	—	—
Balance as of June 30, 2025	528	127	21	4	680
Goodwill
As of June 30, 2025 and December 31, 2024, the principal amount of the goodwill relates to the CGU of Mexico for an amount of €528 million and €541 million, respectively.
Impairment Test
As mentioned in Note 2.2.7 of the consolidated financial statements for the year 2024, the CGUs to which goodwill has been allocated are periodically tested for impairment by including the allocated goodwill in their carrying amount. This analysis is performed at least annually or whenever there is any indication of impairment. As of and for the six months ended June 30, 2025, no indicators of impairment have been identified in any CGU.
Other intangible assets
The breakdown of the balance and changes of this heading in the condensed consolidated balance sheets, according to the nature of the related items, is as follows:

OTHER INTANGIBLE ASSETS (MILLIONS OF EUROS)

	June 2025	December 2024
Computer software acquisition expense	1,857	1,764
Other intangible assets with an infinite useful life	8	9
Other intangible assets with a definite useful life	17	17
Total	1,883	1,790